UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class C : FDECX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.67%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,751,610,291
Number of Holdings	172
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.5
Financials	18.2
Industrials	17.3
Health Care	12.4
Communication Services	9.6
Energy	9.4
Consumer Staples	4.4
Consumer Discretionary	3.2
Materials	1.4
Utilities	1.3
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.0
Germany - 1.3
Zambia - 1.1
Netherlands - 0.9
Belgium - 0.8
United Kingdom - 0.6
France - 0.6
Taiwan - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.6
Microsoft Corp	6.1
GE Aerospace	5.6
Exxon Mobil Corp	5.0
NVIDIA Corp	4.9
Boeing Co	3.5
Meta Platforms Inc Class A	3.1
GE Vernova Inc	2.9
Bank of America Corp	2.7
Apple Inc	2.6
43.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915515.100    1448-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class M : FDTZX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 58	1.17%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,751,610,291
Number of Holdings	172
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.5
Financials	18.2
Industrials	17.3
Health Care	12.4
Communication Services	9.6
Energy	9.4
Consumer Staples	4.4
Consumer Discretionary	3.2
Materials	1.4
Utilities	1.3
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.0
Germany - 1.3
Zambia - 1.1
Netherlands - 0.9
Belgium - 0.8
United Kingdom - 0.6
France - 0.6
Taiwan - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.6
Microsoft Corp	6.1
GE Aerospace	5.6
Exxon Mobil Corp	5.0
NVIDIA Corp	4.9
Boeing Co	3.5
Meta Platforms Inc Class A	3.1
GE Vernova Inc	2.9
Bank of America Corp	2.7
Apple Inc	2.6
43.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915516.100    1449-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class I : FDTIX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.56%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.1
Financials	16.8
Consumer Discretionary	12.5
Health Care	11.9
Industrials	9.7
Communication Services	8.7
Materials	4.2
Energy	4.1
Real Estate	3.1
Consumer Staples	2.3
Utilities	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.3
China - 1.5
Canada - 1.1
Italy - 1.0
Netherlands - 0.7
Brazil - 0.7
United Kingdom - 0.6
Germany - 0.6
France - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.8
Microsoft Corp	5.4
NVIDIA Corp	5.2
Amazon.com Inc	5.1
Meta Platforms Inc Class A	3.2
Alphabet Inc Class C	2.7
Mastercard Inc Class A	2.0
Gilead Sciences Inc	2.0
Visa Inc Class A	1.8
Baker Hughes Co Class A	1.7
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915511.100    1446-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class M : FDTEX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	1.08%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.1
Financials	16.8
Consumer Discretionary	12.5
Health Care	11.9
Industrials	9.7
Communication Services	8.7
Materials	4.2
Energy	4.1
Real Estate	3.1
Consumer Staples	2.3
Utilities	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.3
China - 1.5
Canada - 1.1
Italy - 1.0
Netherlands - 0.7
Brazil - 0.7
United Kingdom - 0.6
Germany - 0.6
France - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.8
Microsoft Corp	5.4
NVIDIA Corp	5.2
Amazon.com Inc	5.1
Meta Platforms Inc Class A	3.2
Alphabet Inc Class C	2.7
Mastercard Inc Class A	2.0
Gilead Sciences Inc	2.0
Visa Inc Class A	1.8
Baker Hughes Co Class A	1.7
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915510.100    1445-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class I : FDEIX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.67%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,751,610,291
Number of Holdings	172
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.5
Financials	18.2
Industrials	17.3
Health Care	12.4
Communication Services	9.6
Energy	9.4
Consumer Staples	4.4
Consumer Discretionary	3.2
Materials	1.4
Utilities	1.3
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.0
Germany - 1.3
Zambia - 1.1
Netherlands - 0.9
Belgium - 0.8
United Kingdom - 0.6
France - 0.6
Taiwan - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.6
Microsoft Corp	6.1
GE Aerospace	5.6
Exxon Mobil Corp	5.0
NVIDIA Corp	4.9
Boeing Co	3.5
Meta Platforms Inc Class A	3.1
GE Vernova Inc	2.9
Bank of America Corp	2.7
Apple Inc	2.6
43.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915517.100    1451-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class Z : FZACX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.44%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.1
Financials	16.8
Consumer Discretionary	12.5
Health Care	11.9
Industrials	9.7
Communication Services	8.7
Materials	4.2
Energy	4.1
Real Estate	3.1
Consumer Staples	2.3
Utilities	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.3
China - 1.5
Canada - 1.1
Italy - 1.0
Netherlands - 0.7
Brazil - 0.7
United Kingdom - 0.6
Germany - 0.6
France - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.8
Microsoft Corp	5.4
NVIDIA Corp	5.2
Amazon.com Inc	5.1
Meta Platforms Inc Class A	3.2
Alphabet Inc Class C	2.7
Mastercard Inc Class A	2.0
Gilead Sciences Inc	2.0
Visa Inc Class A	1.8
Baker Hughes Co Class A	1.7
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915512.100    2528-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class O : FDESX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 20	0.41%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.1
Financials	16.8
Consumer Discretionary	12.5
Health Care	11.9
Industrials	9.7
Communication Services	8.7
Materials	4.2
Energy	4.1
Real Estate	3.1
Consumer Staples	2.3
Utilities	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.3
China - 1.5
Canada - 1.1
Italy - 1.0
Netherlands - 0.7
Brazil - 0.7
United Kingdom - 0.6
Germany - 0.6
France - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.8
Microsoft Corp	5.4
NVIDIA Corp	5.2
Amazon.com Inc	5.1
Meta Platforms Inc Class A	3.2
Alphabet Inc Class C	2.7
Mastercard Inc Class A	2.0
Gilead Sciences Inc	2.0
Visa Inc Class A	1.8
Baker Hughes Co Class A	1.7
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915514.100    6-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class A : FDTTX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.82%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,751,610,291
Number of Holdings	172
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.5
Financials	18.2
Industrials	17.3
Health Care	12.4
Communication Services	9.6
Energy	9.4
Consumer Staples	4.4
Consumer Discretionary	3.2
Materials	1.4
Utilities	1.3
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.0
Germany - 1.3
Zambia - 1.1
Netherlands - 0.9
Belgium - 0.8
United Kingdom - 0.6
France - 0.6
Taiwan - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.6
Microsoft Corp	6.1
GE Aerospace	5.6
Exxon Mobil Corp	5.0
NVIDIA Corp	4.9
Boeing Co	3.5
Meta Platforms Inc Class A	3.1
GE Vernova Inc	2.9
Bank of America Corp	2.7
Apple Inc	2.6
43.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915519.100    396-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class A : FDTOX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.76%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.1
Financials	16.8
Consumer Discretionary	12.5
Health Care	11.9
Industrials	9.7
Communication Services	8.7
Materials	4.2
Energy	4.1
Real Estate	3.1
Consumer Staples	2.3
Utilities	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.3
China - 1.5
Canada - 1.1
Italy - 1.0
Netherlands - 0.7
Brazil - 0.7
United Kingdom - 0.6
Germany - 0.6
France - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.8
Microsoft Corp	5.4
NVIDIA Corp	5.2
Amazon.com Inc	5.1
Meta Platforms Inc Class A	3.2
Alphabet Inc Class C	2.7
Mastercard Inc Class A	2.0
Gilead Sciences Inc	2.0
Visa Inc Class A	1.8
Baker Hughes Co Class A	1.7
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915513.100    395-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class O : FDETX

This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 26	0.53%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,751,610,291
Number of Holdings	172
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.5
Financials	18.2
Industrials	17.3
Health Care	12.4
Communication Services	9.6
Energy	9.4
Consumer Staples	4.4
Consumer Discretionary	3.2
Materials	1.4
Utilities	1.3
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Canada - 2.0
Germany - 1.3
Zambia - 1.1
Netherlands - 0.9
Belgium - 0.8
United Kingdom - 0.6
France - 0.6
Taiwan - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.6
Microsoft Corp	6.1
GE Aerospace	5.6
Exxon Mobil Corp	5.0
NVIDIA Corp	4.9
Boeing Co	3.5
Meta Platforms Inc Class A	3.1
GE Vernova Inc	2.9
Bank of America Corp	2.7
Apple Inc	2.6
43.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915518.100    306-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class C : FDTCX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.60%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%
What did the Fund invest in?
(as of March 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.1
Financials	16.8
Consumer Discretionary	12.5
Health Care	11.9
Industrials	9.7
Communication Services	8.7
Materials	4.2
Energy	4.1
Real Estate	3.1
Consumer Staples	2.3
Utilities	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.3
China - 1.5
Canada - 1.1
Italy - 1.0
Netherlands - 0.7
Brazil - 0.7
United Kingdom - 0.6
Germany - 0.6
France - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.8
Microsoft Corp	5.4
NVIDIA Corp	5.2
Amazon.com Inc	5.1
Meta Platforms Inc Class A	3.2
Alphabet Inc Class C	2.7
Mastercard Inc Class A	2.0
Gilead Sciences Inc	2.0
Visa Inc Class A	1.8
Baker Hughes Co Class A	1.7
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915509.100    1444-TSRS-0525

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Capital Development Fund

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Capital Development Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	210,400	37,026,523
CANADA - 2.0%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Athabasca Oil Corp (b)	1,708,100	6,623,257
Imperial Oil Ltd	844,400	60,995,365
MEG Energy Corp	882,900	15,479,356
		83,097,978
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc Class B (b)	183,100	10,303,629
TOTAL CANADA		93,401,607
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)	972,400	8,257,342
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR	151,500	10,520,160
FRANCE - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	83,800	8,269,337
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	115,000	20,249,854
TOTAL FRANCE		28,519,191
GERMANY - 1.3%
Information Technology - 1.3%
Software - 1.3%
SAP SE ADR (c)	224,300	60,211,092
ITALY - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV (c)	451,700	2,655,066
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	69,500	2,944,715
TOTAL ITALY		5,599,781
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	73,100	3,258,541
NETHERLANDS - 0.9%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	730,500	20,171,299
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE ADR (b)	6,600	3,906,309
Merus NV (b)	51,800	2,180,262
		6,086,571
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV depository receipt	153,122	3,889,299
TOTAL HEALTH CARE		9,975,870

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	8,100	5,367,303
BE Semiconductor Industries NV	63,700	6,558,640
		11,925,943
TOTAL NETHERLANDS		42,073,112
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	330,200	5,794,845
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	200,600	7,131,082
SWITZERLAND - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	46,200	4,886,327
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	141,100	23,422,600
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,242,700	1,089,970
Consumer Staples - 0.3%
Beverages - 0.2%
Diageo PLC ADR	109,400	11,464,026
Tobacco - 0.1%
British American Tobacco PLC ADR	94,000	3,888,780
TOTAL CONSUMER STAPLES		15,352,806

Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	56,200	2,642,559
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC (b)	1,014,300	9,858,354
TOTAL UNITED KINGDOM		28,943,689
UNITED STATES - 89.8%
Communication Services - 9.0%
Entertainment - 0.4%
Walt Disney Co/The	222,100	21,921,270
Interactive Media & Services - 7.2%
Alphabet Inc Class A	639,500	98,892,280
Alphabet Inc Class C	539,960	84,357,951
Meta Platforms Inc Class A	256,439	147,801,182
Snap Inc Class A (b)	1,142,334	9,949,729
		341,001,142
Media - 1.4%
Comcast Corp Class A	1,746,800	64,456,920
TOTAL COMMUNICATION SERVICES		427,379,332

Consumer Discretionary - 3.2%
Automobiles - 0.1%
Rivian Automotive Inc Class A (b)(c)	224,800	2,798,760
Broadline Retail - 0.2%
Amazon.com Inc (b)	46,700	8,885,142
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings Inc (i)	11,000	50,676,010
Expedia Group Inc Class A	16,700	2,807,270
Marriott International Inc/MD Class A1	62,900	14,982,780
Starbucks Corp	91,500	8,975,235
		77,441,295
Household Durables - 0.3%
Somnigroup International Inc	224,397	13,436,892
Whirlpool Corp	30,200	2,721,926
		16,158,818
Specialty Retail - 0.9%
Lowe's Cos Inc	161,800	37,736,614
RH (b)	15,000	3,516,150
		41,252,764
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	4,800	1,358,688
NIKE Inc Class B	57,000	3,618,360
		4,977,048
TOTAL CONSUMER DISCRETIONARY		151,513,827

Consumer Staples - 3.9%
Beverages - 1.6%
Coca-Cola Co/The	554,800	39,734,776
Keurig Dr Pepper Inc	931,700	31,882,774
Monster Beverage Corp (b)	40,500	2,370,060
		73,987,610
Consumer Staples Distribution & Retail - 1.1%
Performance Food Group Co (b)	91,400	7,186,782
Sysco Corp	208,000	15,608,320
Target Corp	86,100	8,985,396
US Foods Holding Corp (b)	116,500	7,626,090
Walmart Inc	124,700	10,947,413
		50,354,001
Food Products - 0.0%
Lamb Weston Holdings Inc	25,800	1,375,140
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	131,000	8,646,000
Kenvue Inc	1,314,113	31,512,430
		40,158,430
Tobacco - 0.4%
Philip Morris International Inc	130,200	20,666,646
TOTAL CONSUMER STAPLES		186,541,827

Energy - 7.5%
Energy Equipment & Services - 0.1%
Tidewater Inc (b)	71,600	3,026,532
Oil, Gas & Consumable Fuels - 7.4%
Exxon Mobil Corp	1,990,619	236,744,318
Hess Corp	3,400	543,082
Shell PLC ADR	1,579,200	115,723,776
		353,011,176
TOTAL ENERGY		356,037,708

Financials - 18.1%
Banks - 12.6%
Bank of America Corp	3,068,815	128,061,650
JPMorgan Chase & Co	208,600	51,169,580
M&T Bank Corp	119,100	21,289,125
PNC Financial Services Group Inc/The	279,816	49,183,258
Truist Financial Corp	121,800	5,012,070
US Bancorp	798,442	33,710,221
Wells Fargo & Co	4,297,521	308,519,033
		596,944,937
Capital Markets - 2.1%
Charles Schwab Corp/The	111,100	8,696,908
KKR & Co Inc Class A	365,085	42,207,477
Moody's Corp	6,900	3,213,261
Morgan Stanley	64,300	7,501,881
MSCI Inc	800	452,399
Northern Trust Corp	368,995	36,401,357
Raymond James Financial Inc	23,850	3,313,004
		101,786,287
Financial Services - 2.9%
Apollo Global Management Inc	12,600	1,725,444
Corpay Inc (b)	17,600	6,137,472
Global Payments Inc	39,900	3,907,008
Mastercard Inc Class A	38,600	21,157,432
PayPal Holdings Inc (b)	94,700	6,179,175
Visa Inc Class A	283,900	99,495,594
		138,602,125
Insurance - 0.5%
Arthur J Gallagher & Co	32,500	11,220,300
Chubb Ltd	35,000	10,569,650
		21,789,950
TOTAL FINANCIALS		859,123,299

Health Care - 11.1%
Biotechnology - 0.6%
Alnylam Pharmaceuticals Inc (b)	39,500	10,665,790
Exact Sciences Corp (b)	264,100	11,432,889
Gilead Sciences Inc	35,400	3,966,570
Vaxcyte Inc (b)	110,900	4,187,584
		30,252,833
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	40,300	5,345,795
Becton Dickinson & Co	40,600	9,299,836
Boston Scientific Corp (b)	848,751	85,622,001
Masimo Corp (b)	20,400	3,398,640
Solventum Corp (b)	55,375	4,210,715
		107,876,987
Health Care Providers & Services - 4.3%
Cardinal Health Inc	176,900	24,371,513
Cigna Group/The	129,100	42,473,900
Humana Inc	81,700	21,617,820
McKesson Corp	53,380	35,924,206
UnitedHealth Group Inc	156,900	82,176,375
		206,563,814
Life Sciences Tools & Services - 0.5%
Danaher Corp	78,600	16,113,000
Thermo Fisher Scientific Inc	11,300	5,622,880
		21,735,880
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	293,400	17,894,466
Eli Lilly & Co (i)	36,320	29,997,051
GSK PLC ADR	937,000	36,299,380
Haleon PLC ADR (c)	3,517,300	36,193,017
Johnson & Johnson	186,857	30,988,365
Merck & Co Inc	114,900	10,313,424
		161,685,703
TOTAL HEALTH CARE		528,115,217

Industrials - 16.4%
Aerospace & Defense - 10.3%
Boeing Co (b)	983,540	167,742,747
GE Aerospace (i)	1,336,459	267,492,269
General Dynamics Corp	54,100	14,746,578
Howmet Aerospace Inc	36,800	4,774,064
Huntington Ingalls Industries Inc	61,000	12,446,440
RTX Corp	20,000	2,649,200
Spirit AeroSystems Holdings Inc Class A (b)	535,148	18,441,200
Standardaero Inc	2,400	63,936
		488,356,434
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	412,700	45,392,873
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	99,400	4,801,288
Veralto Corp	25,833	2,517,426
		7,318,714
Construction & Engineering - 0.0%
Centuri Holdings Inc (b)	121,500	1,991,385
Electrical Equipment - 3.5%
GE Vernova Inc	453,914	138,570,867
Hubbell Inc	30,718	10,164,893
Vertiv Holdings Co Class A	262,447	18,948,673
		167,684,433
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	282,900	12,303,321
Machinery - 1.1%
Allison Transmission Holdings Inc	66,000	6,314,220
Chart Industries Inc (b)	38,400	5,543,424
Cummins Inc	24,400	7,647,936
Deere & Co	21,900	10,278,765
Donaldson Co Inc	56,000	3,755,360
Nordson Corp	15,800	3,187,176
Otis Worldwide Corp	71,750	7,404,600
Stanley Black & Decker Inc	28,700	2,206,456
Westinghouse Air Brake Technologies Corp	29,702	5,386,458
		51,724,395
Trading Companies & Distributors - 0.0%
Watsco Inc	6,800	3,456,440
TOTAL INDUSTRIALS		778,227,995

Information Technology - 18.3%
IT Services - 0.0%
EPAM Systems Inc (b)	9,300	1,570,212
Semiconductors & Semiconductor Equipment - 8.1%
Applied Materials Inc	75,800	11,000,096
Broadcom Inc	424,600	71,090,778
First Solar Inc (b)	62,000	7,838,660
Lam Research Corp	152,000	11,050,400
Marvell Technology Inc	523,367	32,223,706
Micron Technology Inc	178,400	15,501,176
NVIDIA Corp	2,149,600	232,973,648
Teradyne Inc	32,700	2,701,020
		384,379,484
Software - 7.6%
Adobe Inc (b)	79,100	30,337,223
Autodesk Inc (b)	52,400	13,718,320
Intuit Inc	18,000	11,051,820
Microsoft Corp	765,900	287,511,201
Oracle Corp	120,600	16,861,086
		359,479,650
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc	560,400	124,481,652
TOTAL INFORMATION TECHNOLOGY		869,910,998

Materials - 0.1%
Chemicals - 0.1%
Air Products and Chemicals Inc	26,300	7,756,396
Sherwin-Williams Co/The	1,400	488,866
		8,245,262
Real Estate - 0.9%
Industrial REITs - 0.1%
Terreno Realty Corp	64,700	4,090,334
Residential REITs - 0.1%
Sun Communities Inc	31,800	4,090,752
Specialized REITs - 0.7%
American Tower Corp	66,900	14,557,440
Crown Castle Inc	167,500	17,458,525
Equinix Inc	1,400	1,141,490
		33,157,455
TOTAL REAL ESTATE		41,338,541

Utilities - 1.3%
Electric Utilities - 1.2%
Duke Energy Corp	18,200	2,219,854
Edison International	38,800	2,286,096
Entergy Corp	64,400	5,505,556
PG&E Corp	121,800	2,092,524
Southern Co/The	484,100	44,512,995
		56,617,025
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	21,800	2,560,192
Multi-Utilities - 0.1%
Sempra	46,500	3,318,240
TOTAL UTILITIES		62,495,457

TOTAL UNITED STATES		4,268,929,463
ZAMBIA - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
First Quantum Minerals Ltd (b)	3,951,200	53,129,301
TOTAL COMMON STOCKS (Cost $2,581,920,092)		4,681,104,656

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/22/2025 (i)	4.22	677,000	672,948
US Treasury Bills 0% 6/26/2025	4.23	1,250,000	1,237,473
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,910,482)			1,910,421

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	71,807,140	71,821,502
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	25,171,952	25,174,469
TOTAL MONEY MARKET FUNDS (Cost $96,995,971)			96,995,971

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,680,826,545)	4,780,011,048
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(28,400,757)
NET ASSETS - 100.0%	4,751,610,291

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Booking Holdings Inc	Chicago Board Options Exchange	9	0	5,500.00	06/20/25	37,170
Eli Lilly & Co	Chicago Board Options Exchange	68	5,616,188	1,000.00	05/16/25	43,010
GE Aerospace	Chicago Board Options Exchange	705	14,110,575	230.00	05/16/25	100,110
GE Aerospace	Chicago Board Options Exchange	719	14,390,785	230.00	06/20/25	213,184

						393,474
Put Options
GE Vernova Inc	Chicago Board Options Exchange	25	763,200	260.00	05/16/25	22,125
Vertiv Holdings Co Class A	Chicago Board Options Exchange	200	1,444,000	60.00	06/20/25	83,000

						105,125
TOTAL WRITTEN OPTIONS						(498,599)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,131,082 or 0.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,131,082 or 0.2% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $38,576,981.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,876,990	215,615,267	199,670,755	1,734,094	-	-	71,821,502	71,807,140	0.1%
Fidelity Securities Lending Cash Central Fund	24,485,207	340,535,928	339,846,666	47,928	-	-	25,174,469	25,171,952	0.1%
Total	80,362,197	556,151,195	539,517,421	1,782,022	-	-	96,995,971

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	454,681,713	427,379,332	27,302,381	-
Consumer Discretionary	152,603,797	152,603,797	-	-
Consumer Staples	212,819,036	210,163,970	2,655,066	-
Energy	444,930,531	444,930,531	-	-
Financials	861,765,858	859,123,299	2,642,559	-
Health Care	590,524,097	590,524,097	-	-
Industrials	821,584,547	791,476,339	30,108,208	-
Information Technology	968,729,174	965,470,633	3,258,541	-
Materials	69,631,905	69,631,905	-	-
Real Estate	41,338,541	41,338,541	-	-
Utilities	62,495,457	62,495,457	-	-

U.S. Treasury Obligations	1,910,421	-	1,910,421	-

Money Market Funds	96,995,971	96,995,971	-	-
Total Investments in Securities:	4,780,011,048	4,712,133,872	67,877,176	-
Derivative Instruments:

Liabilities
Written Options	(498,599)	(498,599)	-	-
Total Liabilities	(498,599)	(498,599)	-	-
Total Derivative Instruments:	(498,599)	(498,599)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(498,599)
Total Equity Risk	0	(498,599)
Total Value of Derivatives	0	(498,599)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,572,594) - See accompanying schedule:
Unaffiliated issuers (cost $2,583,830,574)	$4,683,015,077
Fidelity Central Funds (cost $96,995,971)	96,995,971

Total Investment in Securities (cost $2,680,826,545)		$4,780,011,048
Cash		11,569
Foreign currency held at value (cost $501)		501
Receivable for investments sold		2,258,995
Receivable for fund shares sold		115,000
Dividends receivable		4,770,229
Distributions receivable from Fidelity Central Funds		267,501
Prepaid expenses		2,101
Other receivables		312,075
Total assets		4,787,749,019
Liabilities
Payable for investments purchased	$6,603,461
Payable for fund shares redeemed	1,496,533
Accrued management fee	2,124,485
Distribution and service plan fees payable	163,519
Written options, at value (premium received $924,867)	498,599
Other payables and accrued expenses	68,793
Collateral on securities loaned	25,183,338
Total liabilities		36,138,728
Net Assets		$4,751,610,291
Net Assets consist of:
Paid in capital		$2,464,383,006
Total accumulated earnings (loss)		2,287,227,285
Net Assets		$4,751,610,291

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value, offering price and redemption price per share ($3,931,988,014 ÷ 168,178,913 shares)		$23.38
Class A :
Net Asset Value and redemption price per share ($746,577,456 ÷ 33,801,745 shares)(a)		$22.09
Maximum offering price per share (100/94.25 of $22.09)		$23.44
Class M :
Net Asset Value and redemption price per share ($4,773,895 ÷ 225,798 shares)(a)		$21.14
Maximum offering price per share (100/96.50 of $21.14)		$21.91
Class C :
Net Asset Value and offering price per share ($4,177,454 ÷ 209,851 shares)(a)		$19.91
Class I :
Net Asset Value, offering price and redemption price per share ($64,093,472 ÷ 2,728,623 shares)		$23.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends		$34,373,446
Interest		28,445
Income from Fidelity Central Funds (including $47,928 from security lending)		1,782,022
Total income		36,183,913
Expenses
Management fee	$13,251,069
Distribution and service plan fees	1,018,619
Custodian fees and expenses	30,692
Independent trustees' fees and expenses	9,269
Registration fees	38,255
Audit fees	39,078
Legal	5,708
Miscellaneous	9,483
Total expenses before reductions	14,402,173
Expense reductions	(662)
Total expenses after reductions		14,401,511
Net Investment income (loss)		21,782,402
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	221,574,101
Foreign currency transactions	(53,680)
Written options	3,426,899
Total net realized gain (loss)		224,947,320
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(231,036,791)
Assets and liabilities in foreign currencies	(32,322)
Written options	1,688,133
Total change in net unrealized appreciation (depreciation)		(229,380,980)
Net gain (loss)		(4,433,660)
Net increase (decrease) in net assets resulting from operations		$17,348,742
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,782,402	$47,029,502
Net realized gain (loss)	224,947,320	356,167,360
Change in net unrealized appreciation (depreciation)	(229,380,980)	929,221,915
Net increase (decrease) in net assets resulting from operations	17,348,742	1,332,418,777
Distributions to shareholders	(408,939,359)	(174,267,454)

Share transactions - net increase (decrease)	252,633,213	(82,292,412)
Total increase (decrease) in net assets	(138,957,404)	1,075,858,911

Net Assets
Beginning of period	4,890,567,695	3,814,708,784
End of period	$4,751,610,291	$4,890,567,695

Financial Highlights
Fidelity Advisor® Capital Development Fund Class O

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.39	$19.50	$16.18	$19.65	$14.71	$15.41
Income from Investment Operations
Net investment income (loss) A,B	.12	.25	.26	.25	.37 C	.29
Net realized and unrealized gain (loss)	.01 D	6.54	4.04	(2.60)	5.32	.21
Total from investment operations	.13	6.79	4.30	(2.35)	5.69	.50
Distributions from net investment income	(.26)	(.26)	(.26)	(.38)	(.28)	(.31)
Distributions from net realized gain	(1.89)	(.64)	(.71)	(.73)	(.47)	(.88)
Total distributions	(2.14) E	(.90)	(.98) E	(1.12) E	(.75)	(1.20) E
Net asset value, end of period	$23.38	$25.39	$19.50	$16.18	$19.65	$14.71
Total Return F,G	.28%	35.97%	27.44%	(12.87)%	39.61%	2.62%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.53% J	.56%	.68%	.68%	.70%	.72%
Expenses net of fee waivers, if any	.53 % J	.53%	.55%	.56%	.56%	.57%
Expenses net of all reductions	.53% J	.53%	.55%	.56%	.56%	.57%
Net investment income (loss)	.92% J	1.12%	1.37%	1.31%	2.03% C	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$3,931,988	$4,059,396	$3,183,538	$2,660,011	$3,567,329	$2,663,852
Portfolio turnover rate K	18 % J	16%	12%	11%	16%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.41%.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.08	$18.54	$15.42	$18.78	$14.09	$14.80
Income from Investment Operations
Net investment income (loss) A,B	.07	.18	.19	.19	.31 C	.24
Net realized and unrealized gain (loss)	.02 D	6.21	3.86	(2.49)	5.09	.20
Total from investment operations	.09	6.39	4.05	(2.30)	5.40	.44
Distributions from net investment income	(.20)	(.21)	(.21)	(.33)	(.24)	(.27)
Distributions from net realized gain	(1.89)	(.64)	(.71)	(.73)	(.47)	(.88)
Total distributions	(2.08) E	(.85)	(.93) E	(1.06)	(.71)	(1.15)
Net asset value, end of period	$22.09	$24.08	$18.54	$15.42	$18.78	$14.09
Total Return F,G,H	.13%	35.58%	27.10%	(13.15)%	39.21%	2.37%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.82% K	.85%	.96%	.96%	.97%	1.00%
Expenses net of fee waivers, if any	.82 % K	.82%	.84%	.85%	.85%	.86%
Expenses net of all reductions	.82% K	.82%	.84%	.85%	.85%	.86%
Net investment income (loss)	.63% K	.83%	1.08%	1.01%	1.74% C	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$746,577	$765,876	$584,349	$467,810	$552,638	$425,890
Portfolio turnover rate L	18 % K	16%	12%	11%	16%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.11	$17.82	$14.85	$18.12	$13.61	$14.34
Income from Investment Operations
Net investment income (loss) A,B	.03	.09	.11	.10	.21 C	.16
Net realized and unrealized gain (loss)	.02 D	5.97	3.71	(2.39)	4.93	.18
Total from investment operations	.05	6.06	3.82	(2.29)	5.14	.34
Distributions from net investment income	(.13)	(.13)	(.14)	(.24)	(.17)	(.19)
Distributions from net realized gain	(1.89)	(.64)	(.71)	(.73)	(.47)	(.88)
Total distributions	(2.02)	(.77)	(.85)	(.98) E	(.63) E	(1.07)
Net asset value, end of period	$21.14	$23.11	$17.82	$14.85	$18.12	$13.61
Total Return F,G,H	(.07) %	35.06%	26.51%	(13.54)%	38.61%	1.76%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.17% K	1.21%	1.31%	1.32%	1.33%	1.37%
Expenses net of fee waivers, if any	1.17 % K	1.21%	1.30%	1.32%	1.33%	1.37%
Expenses net of all reductions	1.17% K	1.21%	1.29%	1.32%	1.33%	1.36%
Net investment income (loss)	.28% K	.45%	.64%	.54%	1.25% C	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$4,774	$5,038	$3,965	$3,152	$3,476	$2,468
Portfolio turnover rate L	18 % K	16%	12%	11%	16%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .63%.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.83	$16.87	$14.10	$17.28	$12.99	$13.73
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.01)	.02	.01	.13 C	.09
Net realized and unrealized gain (loss)	.02 D	5.66	3.53	(2.27)	4.70	.19
Total from investment operations	-	5.65	3.55	(2.26)	4.83	.28
Distributions from net investment income	(.03)	(.05)	(.06)	(.19)	(.07)	(.14)
Distributions from net realized gain	(1.89)	(.64)	(.71)	(.73)	(.47)	(.88)
Total distributions	(1.92)	(.69)	(.78) E	(.92)	(.54)	(1.02)
Net asset value, end of period	$19.91	$21.83	$16.87	$14.10	$17.28	$12.99
Total Return F,G,H	(.30) %	34.44%	25.89%	(13.95)%	37.89%	1.39%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.67% K	1.71%	1.78%	1.78%	1.80%	1.83%
Expenses net of fee waivers, if any	1.67 % K	1.70%	1.77%	1.78%	1.80%	1.83%
Expenses net of all reductions	1.67% K	1.70%	1.77%	1.78%	1.80%	1.82%
Net investment income (loss)	(.22)% K	(.05)%	.15%	.08%	.79% C	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$4,177	$4,468	$3,662	$2,807	$2,607	$1,956
Portfolio turnover rate L	18 % K	16%	12%	11%	16%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital Development Fund Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.50	$19.58	$16.24	$19.73	$14.77	$15.46
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.23	.22	.35 C	.27
Net realized and unrealized gain (loss)	.01 D	6.58	4.06	(2.62)	5.34	.22
Total from investment operations	.11	6.79	4.29	(2.40)	5.69	.49
Distributions from net investment income	(.23)	(.23)	(.23)	(.36)	(.26)	(.29)
Distributions from net realized gain	(1.89)	(.64)	(.71)	(.73)	(.47)	(.88)
Total distributions	(2.12)	(.87)	(.95) E	(1.09)	(.73)	(1.18) E
Net asset value, end of period	$23.49	$25.50	$19.58	$16.24	$19.73	$14.77
Total Return F,G	.19%	35.78%	27.23%	(13.03)%	39.40%	2.54%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.67% J	.70%	.72%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.67 % J	.70%	.72%	.72%	.71%	.72%
Expenses net of all reductions	.67% J	.70%	.72%	.72%	.71%	.71%
Net investment income (loss)	.77% J	.96%	1.21%	1.15%	1.87% C	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$64,093	$55,790	$39,194	$29,353	$39,639	$11,438
Portfolio turnover rate K	18 % J	16%	12%	11%	16%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.
The Fund offers Class O, Class A, Class M, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Capital Development Fund	$14,093

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,228,140,638
Gross unrealized depreciation	(131,345,076)
Net unrealized appreciation (depreciation)	$2,096,795,562
Tax cost	$2,683,641,754
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Capital Development Fund
Equity Risk
Purchased Options	(54,948)	-
Written Options	3,426,899	1,688,133
Total Equity Risk	3,371,951	1,688,133
Interest Rate Risk
Totals	3,371,951	1,688,133

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.
Average Notional Amount ($)
Fidelity Advisor Capital Development Fund	58,755,478
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital Development Fund	448,754,100	590,033,467

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class O	.52
Class A	.56
Class M	.72
Class C	.72
Class I	.68

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class O	.52
Class A	.56
Class M	.66
Class C	.66
Class I	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	983,489	10,260
Class M	.25%	.25%	12,926	60
Class C	.75%	.25%	22,204	2,675
			1,018,619	12,995

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	36,049
Class M	440
Class C A	21
36,510
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Capital Development Fund	7,345

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Capital Development Fund	37,806,719	26,129,446	8,261,738

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Capital Development Fund	5,271
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Capital Development Fund	5,203	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $662.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Advisor Capital Development Fund
Distributions to shareholders
Class O	$337,703,513	$145,631,990
Class A	65,501,963	26,586,232
Class M	437,072	167,447
Class C	383,789	140,619
Class I	4,913,022	1,741,166
Total	$408,939,359	$174,267,454
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2025	Year ended September 30, 2024	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Advisor Capital Development Fund
Class O
Shares sold	604,048	1,338,087	$15,232,099	$29,403,095
Reinvestment of distributions	13,468,592	6,888,734	324,189,000	140,116,913
Shares redeemed	(5,766,686)	(11,605,174)	(145,310,202)	(258,785,940)
Net increase (decrease)	8,305,954	(3,378,353)	$194,110,897	$(89,265,932)
Class A
Shares sold	744,808	1,332,331	$17,832,493	$28,165,107
Reinvestment of distributions	2,853,639	1,365,110	64,948,815	26,401,208
Shares redeemed	(1,606,827)	(2,410,939)	(38,229,254)	(51,184,065)
Net increase (decrease)	1,991,620	286,502	$44,552,054	$3,382,250
Class M
Shares sold	16,839	29,076	$381,259	$594,734
Reinvestment of distributions	20,040	8,998	437,072	167,446
Shares redeemed	(29,094)	(42,594)	(647,776)	(850,804)
Net increase (decrease)	7,785	(4,520)	$170,555	$(88,624)
Class C
Shares sold	24,862	41,734	$527,188	$802,466
Reinvestment of distributions	18,015	7,642	370,381	134,884
Shares redeemed	(37,698)	(61,743)	(803,153)	(1,173,569)
Net increase (decrease)	5,179	(12,367)	$94,416	$(236,219)
Class I
Shares sold	637,837	728,285	$16,395,663	$16,508,661
Reinvestment of distributions	190,613	77,648	4,612,828	1,587,895
Shares redeemed	(288,039)	(619,606)	(7,303,200)	(14,180,443)
Net increase (decrease)	540,411	186,327	$13,705,291	$3,916,113
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.814759.119
ADESII-SANN-0525
Fidelity Advisor® Diversified Stock Fund

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Diversified Stock Fund
Consolidated Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Canva Inc Class A (a)(b)(c)	4,833	6,263,471
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	38,400	6,757,692
BRAZIL - 0.7%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (c)	900	1,755,783
Materials - 0.6%
Metals & Mining - 0.6%
Vale SA ADR	275,000	2,744,500
Wheaton Precious Metals Corp	220,300	17,095,237
		19,839,737
TOTAL BRAZIL		21,595,520
CANADA - 1.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (c)	25,000	878,705
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
South Bow Corp	72,400	1,849,431
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (c)	47,700	4,554,396
Materials - 0.9%
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA (United States) (d)	272,800	29,574,248
Barrick Gold Corp (United States)	34,600	672,624
		30,246,872
TOTAL CANADA		37,529,404
CHINA - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.2%
Alibaba Group Holding Ltd ADR	152,100	20,112,183
JD.com Inc ADR	463,000	19,038,560
		39,150,743
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd ADR	113,700	7,229,046
TOTAL CONSUMER DISCRETIONARY		46,379,789

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	4,400	836,264
TOTAL CHINA		47,216,053
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (c)	382,100	3,244,684
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc (c)	399,100	10,667,943
FRANCE - 0.4%
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
EssilorLuxottica SA	40,700	11,679,965
GERMANY - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	39,400	3,587,764
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rheinmetall AG	700	1,001,646
Information Technology - 0.5%
Software - 0.5%
SAP SE ADR	55,700	14,952,108
TOTAL GERMANY		19,541,518
IRELAND - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	5,000	1,560,200
ITALY - 1.0%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	208,600	23,819,049
Moncler SpA	48,867	2,990,738
		26,809,787
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA	940,400	4,846,511
TOTAL ITALY		31,656,298
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(e)(f)	52,830	1,041,105
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (c)	41,400	24,503,211
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	26,000	1,294,589
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	6,700	294,264
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	50,500	8,383,000
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	95,505	3,158,952
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	30,800	976,052
Financials - 0.5%
Banks - 0.1%
Starling Bank Ltd Class D (a)(b)(c)	879,300	2,794,156
Capital Markets - 0.4%
3i Group PLC	5,000	235,103
London Stock Exchange Group PLC	85,500	12,699,082
		12,934,185
TOTAL FINANCIALS		15,728,341

Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC	17,800	359,426
Professional Services - 0.0%
RELX PLC	22,900	1,150,283
TOTAL INDUSTRIALS		1,509,709

TOTAL UNITED KINGDOM		21,373,054
UNITED STATES - 89.8%
Communication Services - 8.6%
Entertainment - 2.0%
Live Nation Entertainment Inc (c)	29,800	3,891,284
Netflix Inc (c)	48,400	45,134,452
ROBLOX Corp Class A (c)	30,600	1,783,674
Spotify Technology SA (c)	23,800	13,090,714
Walt Disney Co/The	29,800	2,941,260
		66,841,384
Interactive Media & Services - 6.5%
Alphabet Inc Class A	89,900	13,902,136
Alphabet Inc Class C	561,660	87,748,142
Meta Platforms Inc Class A	186,831	107,681,915
Reddit Inc Class A (c)	46,900	4,919,810
Reddit Inc Class B (c)	3,500	367,150
		214,619,153
Media - 0.0%
EchoStar Corp (b)	44,158	1,129,562
Magnite Inc (c)	10,000	114,100
		1,243,662
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	10,600	2,827,126
TOTAL COMMUNICATION SERVICES		285,531,325

Consumer Discretionary - 9.7%
Automobiles - 0.1%
Tesla Inc (c)	11,900	3,084,004
Broadline Retail - 5.1%
Amazon.com Inc (c)	869,800	165,488,149
Diversified Consumer Services - 0.3%
Service Corp International/US	135,800	10,891,160
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (c)	84,800	10,130,208
Cava Group Inc (c)	108,700	9,392,767
Hilton Worldwide Holdings Inc	20,484	4,661,134
Marriott International Inc/MD Class A1	28,100	6,693,420
Starbucks Corp	121,900	11,957,171
		42,834,700
Household Durables - 0.4%
Somnigroup International Inc	53,600	3,209,568
Toll Brothers Inc	106,500	11,245,335
		14,454,903
Specialty Retail - 2.3%
Group 1 Automotive Inc	10,100	3,857,695
Home Depot Inc/The	50,100	18,361,149
Lowe's Cos Inc	170,366	39,734,462
Revolve Group Inc Class A (c)	17,100	367,479
RH (c)	19,700	4,617,877
TJX Cos Inc/The	69,740	8,494,332
Tractor Supply Co	28,500	1,570,350
		77,003,344
Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp Class A	22,900	5,054,946
Tory Burch LLC Class A (a)(b)(c)(g)	28,846	1,120,656
VF Corp (d)	72,400	1,123,648
		7,299,250
TOTAL CONSUMER DISCRETIONARY		321,055,510

Consumer Staples - 2.3%
Beverages - 0.1%
Constellation Brands Inc Class A	14,000	2,569,280
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	18,000	17,024,040
Performance Food Group Co (c)	24,300	1,910,709
Walmart Inc	243,600	21,385,644
		40,320,393
Household Products - 0.0%
Clorox Co/The	4,200	618,450
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	69,400	4,580,400
Tobacco - 0.9%
Philip Morris International Inc	185,300	29,412,669
TOTAL CONSUMER STAPLES		77,501,192

Energy - 4.0%
Energy Equipment & Services - 1.7%
Baker Hughes Co Class A	1,232,700	54,177,165
Flowco Holdings Inc Class A	48,800	1,251,720
		55,428,885
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp (c)	151,500	6,126,660
Cheniere Energy Inc	11,100	2,568,540
Energy Transfer LP	1,145,400	21,292,986
Enterprise Products Partners LP	258,700	8,832,018
Exxon Mobil Corp	169,300	20,134,849
ONEOK Inc	57,700	5,724,994
Permian Resources Corp Class A	20,000	277,000
Range Resources Corp	109,700	4,380,321
Shell PLC	196,200	7,141,744
		76,479,112
TOTAL ENERGY		131,907,997

Financials - 16.2%
Banks - 3.0%
Citizens Financial Group Inc	119,700	4,904,109
First Horizon Corp	440,100	8,546,742
JPMorgan Chase & Co	77,700	19,059,810
M&T Bank Corp	59,400	10,617,750
PNC Financial Services Group Inc/The	48,900	8,595,153
US Bancorp	86,500	3,652,030
Wells Fargo & Co	610,100	43,799,079
		99,174,673
Capital Markets - 5.9%
Ares Management Corp Class A	65,500	9,602,955
Bank of New York Mellon Corp/The	274,300	23,005,541
Blackrock Inc	15,400	14,575,792
Blackstone Inc	29,600	4,137,488
Blue Owl Capital Inc Class A	465,100	9,320,604
Cboe Global Markets Inc	13,500	3,054,915
Charles Schwab Corp/The	230,800	18,067,024
Evercore Inc Class A	2,800	559,216
Goldman Sachs Group Inc/The	53,100	29,007,999
Intercontinental Exchange Inc	55,400	9,556,500
KKR & Co Inc Class A	131,800	15,237,398
Moody's Corp	10,300	4,796,607
Morgan Stanley	243,800	28,444,146
MSCI Inc	2,700	1,526,850
Northern Trust Corp	62,400	6,155,760
State Street Corp	183,800	16,455,614
		193,504,409
Consumer Finance - 0.8%
American Express Co	32,100	8,636,505
Capital One Financial Corp	60,400	10,829,720
Discover Financial Services	37,900	6,469,530
		25,935,755
Financial Services - 5.0%
Apollo Global Management Inc	151,100	20,691,634
Berkshire Hathaway Inc Class B (c)	40,345	21,486,940
Mastercard Inc Class A	120,659	66,135,611
Visa Inc Class A	168,500	59,052,510
		167,366,695
Insurance - 1.5%
Arthur J Gallagher & Co	65,954	22,769,959
Chubb Ltd	51,300	15,492,087
Marsh & McLennan Cos Inc	52,500	12,811,575
		51,073,621
TOTAL FINANCIALS		537,055,153

Health Care - 10.5%
Biotechnology - 3.1%
Alnylam Pharmaceuticals Inc (c)	65,600	17,713,312
Avidity Biosciences Inc (c)	52,000	1,535,040
Blueprint Medicines Corp (c)	3,000	265,530
Exact Sciences Corp (c)	73,500	3,181,815
Gilead Sciences Inc	558,400	62,568,720
Madrigal Pharmaceuticals Inc (c)(d)	4,100	1,358,043
Moderna Inc (c)	35,800	1,014,930
Nuvalent Inc Class A (c)	31,800	2,255,256
Regeneron Pharmaceuticals Inc	12,700	8,054,721
Scholar Rock Holding Corp (c)	19,200	617,280
		98,564,647
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	91,300	12,110,945
Boston Scientific Corp (c)	435,537	43,936,973
Glaukos Corp (c)	61,400	6,042,988
Insulet Corp (c)	73,700	19,354,357
Intuitive Surgical Inc (c)	12,100	5,992,767
Stryker Corp	26,149	9,733,965
		97,171,995
Health Care Providers & Services - 2.0%
CVS Health Corp	69,500	4,708,625
McKesson Corp	10,700	7,200,993
Molina Healthcare Inc (c)	48,500	15,975,415
UnitedHealth Group Inc	75,908	39,756,815
		67,641,848
Health Care Technology - 0.6%
Doximity Inc Class A (c)	261,300	15,163,239
Veeva Systems Inc Class A (c)	25,400	5,883,402
		21,046,641
Life Sciences Tools & Services - 0.6%
Bruker Corp	125,600	5,242,543
Thermo Fisher Scientific Inc	29,633	14,745,381
		19,987,924
Pharmaceuticals - 1.3%
Eli Lilly & Co	53,838	44,465,343
TOTAL HEALTH CARE		348,878,398

Industrials - 9.7%
Aerospace & Defense - 1.8%
Boeing Co (c)	166,420	28,382,931
BWX Technologies Inc	4,000	394,600
GE Aerospace	22,200	4,443,330
Howmet Aerospace Inc	110,900	14,387,057
Karman Holdings Inc	7,600	253,992
Standardaero Inc	17,800	474,192
TransDigm Group Inc	5,100	7,054,779
Woodward Inc	15,100	2,755,599
		58,146,480
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	11,900	1,218,560
Building Products - 1.8%
AZEK Co Inc/The Class A (c)	90,200	4,409,878
Carrier Global Corp	332,000	21,048,800
Trane Technologies PLC	104,349	35,157,265
		60,615,943
Commercial Services & Supplies - 0.3%
ACV Auctions Inc Class A (c)	46,300	652,367
Cintas Corp	18,040	3,707,761
GFL Environmental Inc Subordinate Voting Shares (United States) (d)	147,200	7,111,232
		11,471,360
Construction & Engineering - 0.0%
EMCOR Group Inc	2,700	998,001
Electrical Equipment - 0.9%
Eaton Corp PLC	28,200	7,665,606
GE Vernova Inc	68,100	20,789,568
Hubbell Inc	1,100	364,001
		28,819,175
Ground Transportation - 0.3%
Norfolk Southern Corp	41,600	9,852,960
Industrial Conglomerates - 0.9%
3M Co	194,600	28,578,956
Machinery - 2.5%
Allison Transmission Holdings Inc	38,500	3,683,295
Cummins Inc	8,400	2,632,896
Deere & Co	84,500	39,660,075
Dover Corp	48,900	8,590,752
Parker-Hannifin Corp	14,200	8,631,470
Pentair PLC	76,900	6,727,212
Westinghouse Air Brake Technologies Corp	76,600	13,891,410
		83,817,110
Professional Services - 0.1%
Paycom Software Inc	15,100	3,299,048
TransUnion	8,100	672,219
		3,971,267
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies Inc	12,700	2,861,818
United Rentals Inc	10,300	6,455,010
Watsco Inc	34,600	17,587,180
WW Grainger Inc	8,300	8,198,989
		35,102,997
TOTAL INDUSTRIALS		322,592,809

Information Technology - 22.7%
Communications Equipment - 0.2%
Arista Networks Inc	87,400	6,771,752
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	258,200	16,935,338
Flex Ltd (c)	38,400	1,270,272
		18,205,610
IT Services - 0.6%
IBM Corporation	70,000	17,406,200
X Holdings Corp Class A (a)(b)(c)	22,870	2,321,305
		19,727,505
Semiconductors & Semiconductor Equipment - 7.6%
Analog Devices Inc	66,100	13,330,387
Broadcom Inc	212,300	35,545,389
Intel Corp	69,400	1,576,074
Lam Research Corp	76,300	5,547,010
Marvell Technology Inc	247,248	15,223,059
Micron Technology Inc	72,900	6,334,281
NVIDIA Corp	1,581,600	171,413,809
		248,970,009
Software - 7.0%
Applied Intuition Inc Class A (a)(b)	6,266	854,620
Autodesk Inc (c)	38,300	10,026,940
Coreweave Inc Class A (h)	83,240	3,086,539
Coreweave Inc Class A (a)(h)	5,404	248,030
Datadog Inc Class A (c)	6,500	644,865
Fair Isaac Corp (c)	5,750	10,603,920
HubSpot Inc (c)	6,500	3,713,385
Microsoft Corp	479,413	179,966,846
Oracle Corp	14,900	2,083,169
Palo Alto Networks Inc (c)	17,000	2,900,880
Roper Technologies Inc	9,300	5,483,094
Servicenow Inc (c)	1,500	1,194,210
Zoom Communications Inc Class A (c)	160,400	11,832,708
		232,639,206
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	1,022,055	227,029,077
TOTAL INFORMATION TECHNOLOGY		753,343,159

Materials - 2.6%
Chemicals - 1.0%
CF Industries Holdings Inc	181,900	14,215,485
Corteva Inc	15,800	994,293
Linde PLC	13,190	6,141,792
Sherwin-Williams Co/The	30,566	10,673,342
		32,024,912
Construction Materials - 0.2%
Martin Marietta Materials Inc	10,200	4,876,926
Vulcan Materials Co	10,000	2,333,000
		7,209,926
Containers & Packaging - 1.0%
International Paper Co	509,800	27,197,830
Smurfit WestRock PLC	168,900	7,610,634
		34,808,464
Metals & Mining - 0.3%
Freeport-McMoRan Inc	166,700	6,311,262
Newmont Corp	53,500	2,582,980
		8,894,242
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	45,300	4,166,694
TOTAL MATERIALS		87,104,238

Real Estate - 3.1%
Health Care REITs - 0.5%
Ventas Inc	224,700	15,450,372
Industrial REITs - 0.0%
Prologis Inc	12,400	1,386,196
Office REITs - 0.1%
BXP Inc	18,500	1,243,015
Douglas Emmett Inc	30,000	480,000
		1,723,015
Real Estate Management & Development - 1.2%
CBRE Group Inc Class A (c)	145,800	19,067,724
Jones Lang LaSalle Inc (c)	9,200	2,280,772
Zillow Group Inc Class C (c)	273,600	18,758,016
		40,106,512
Residential REITs - 0.1%
Camden Property Trust	17,300	2,115,790
Retail REITs - 0.4%
Simon Property Group Inc	77,600	12,887,808
Specialized REITs - 0.8%
Equinix Inc	1,900	1,549,165
Public Storage Operating Co	88,600	26,517,094
		28,066,259
TOTAL REAL ESTATE		101,735,952

Utilities - 0.4%
Electric Utilities - 0.2%
Edison International	15,500	913,260
Exelon Corp	87,500	4,032,000
NRG Energy Inc	17,800	1,699,188
		6,644,448
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	37,700	4,427,488
Multi-Utilities - 0.1%
Sempra	37,100	2,647,456
TOTAL UTILITIES		13,719,392

TOTAL UNITED STATES		2,980,425,125
TOTAL COMMON STOCKS (Cost $2,264,534,133)		3,235,027,096

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	17,226	4,207,278
UNITED STATES - 0.3%
Information Technology - 0.3%
IT Services - 0.0%
Yanka Industries Inc Series E (a)(b)(c)	165,574	433,804
Yanka Industries Inc Series F (a)(b)(c)	265,105	1,116,092
		1,549,896
Software - 0.3%
Applied Intuition Inc Series A2 (a)(b)	8,157	1,112,533
Applied Intuition Inc Series B2 (a)(b)	3,934	536,558
Evozyne Inc Series A (a)(b)(c)	20,000	317,600
MOLOCO Inc Series A (a)(b)(c)	100,208	6,606,714
		8,573,405
TOTAL UNITED STATES		10,123,301
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,521,876)		14,330,579

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	111,709,783	111,732,125
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	10,083,640	10,084,649
TOTAL MONEY MARKET FUNDS (Cost $121,816,774)			121,816,774

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $2,405,872,783)	3,371,174,449
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(49,508,204)
NET ASSETS - 100.0%	3,321,666,245

Legend

(a)	Level 3 security
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,814,349 or 0.9% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,041,105 or 0.0% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,041,105 or 0.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,334,569 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	374,048

Applied Intuition Inc Series A2	7/02/24	486,931

Applied Intuition Inc Series B2	7/02/24	234,840

ByteDance Ltd Series E1	11/18/20	1,887,525

Canva Inc Class A	3/18/24 - 5/03/24	5,155,173

EchoStar Corp	9/30/24	1,238,190

Evozyne Inc Series A	4/09/21	449,400

MOLOCO Inc Series A	6/26/23	6,012,480

Starling Bank Ltd Class D	6/18/21 - 4/05/22	1,694,172

Tory Burch LLC Class A	5/14/15	2,039,212

X Holdings Corp Class A	10/25/22	2,287,000

Yanka Industries Inc Series E	5/15/20	2,000,001

Yanka Industries Inc Series F	4/08/21	8,450,699

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Coreweave Inc Class A	2025-09-24

Coreweave Inc Class A	2025-09-24

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	50,455,982	367,689,649	306,413,506	1,123,732	-	-	111,732,125	111,709,783	0.2%
Fidelity Securities Lending Cash Central Fund	15,967,950	134,041,537	139,924,838	5,823	-	-	10,084,649	10,083,640	0.0%
Total	66,423,932	501,731,186	446,338,344	1,129,555	-	-	121,816,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	285,531,325	285,531,325	-	-
Consumer Discretionary	412,295,322	406,721,125	4,453,541	1,120,656
Consumer Staples	77,501,192	77,501,192	-	-
Energy	134,733,480	127,591,736	7,141,744	-
Financials	558,671,110	538,096,258	17,780,696	2,794,156
Health Care	395,407,030	395,407,030	-	-
Industrials	325,104,164	322,592,809	2,511,355	-
Information Technology	789,892,598	780,205,172	-	9,687,426
Materials	140,435,531	140,435,531	-	-
Real Estate	101,735,952	101,735,952	-	-
Utilities	13,719,392	13,719,392	-	-

Convertible Preferred Stocks
Communication Services	4,207,278	-	-	4,207,278
Information Technology	10,123,301	-	-	10,123,301

Money Market Funds	121,816,774	121,816,774	-	-
Total Investments in Securities:	3,371,174,449	3,311,354,296	31,887,336	27,932,817
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,943,402) - See accompanying schedule:
Unaffiliated issuers (cost $2,284,056,009)	$3,249,357,675
Fidelity Central Funds (cost $121,816,774)	121,816,774

Total Investment in Securities (cost $2,405,872,783)		$3,371,174,449
Cash		7
Restricted cash		55,412
Foreign currency held at value (cost $1,251)		1,253
Receivable for investments sold		13,017,408
Receivable for fund shares sold		892,611
Dividends receivable		1,073,006
Distributions receivable from Fidelity Central Funds		328,731
Prepaid expenses		1,537
Other receivables		12,072
Total assets		3,386,556,486
Liabilities
Payable for investments purchased	$50,937,235
Payable for fund shares redeemed	2,409,149
Accrued management fee	1,217,084
Distribution and service plan fees payable	170,820
Other payables and accrued expenses	71,304
Collateral on securities loaned	10,084,649
Total liabilities		64,890,241
Net Assets		$3,321,666,245
Net Assets consist of:
Paid in capital		$2,215,637,171
Total accumulated earnings (loss)		1,106,029,074
Net Assets		$3,321,666,245

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value, offering price and redemption price per share ($2,417,494,413 ÷ 72,580,655 shares)		$33.31
Class A :
Net Asset Value and redemption price per share ($526,286,809 ÷ 16,630,757 shares)(a)		$31.65
Maximum offering price per share (100/94.25 of $31.65)		$33.58
Class M :
Net Asset Value and redemption price per share ($64,959,636 ÷ 2,089,026 shares)(a)		$31.10
Maximum offering price per share (100/96.50 of $31.10)		$32.23
Class C :
Net Asset Value and offering price per share ($36,346,966 ÷ 1,260,604 shares)(a)		$28.83
Class I :
Net Asset Value, offering price and redemption price per share ($180,341,408 ÷ 5,101,273 shares)		$35.35
Class Z :
Net Asset Value, offering price and redemption price per share ($96,237,013 ÷ 2,768,295 shares)		$34.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends		$16,762,028
Income from Fidelity Central Funds (including $5,823 from security lending)		1,129,555
Total income		17,891,583
Expenses
Management fee	$7,831,916
Distribution and service plan fees	1,090,903
Custodian fees and expenses	39,163
Independent trustees' fees and expenses	6,769
Registration fees	48,957
Audit fees	42,341
Legal	7,105
Miscellaneous	14,364
Total expenses before reductions	9,081,518
Expense reductions	(2,153)
Total expenses after reductions		9,079,365
Net Investment income (loss)		8,812,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	182,224,249
Foreign currency transactions	22,913
Total net realized gain (loss)		182,247,162
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(324,863,747)
Unfunded commitments	287,088
Assets and liabilities in foreign currencies	(1,145)
Total change in net unrealized appreciation (depreciation)		(324,577,804)
Net gain (loss)		(142,330,642)
Net increase (decrease) in net assets resulting from operations		$(133,518,424)
Consolidated Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,812,218	$16,307,467
Net realized gain (loss)	182,247,162	406,985,111
Change in net unrealized appreciation (depreciation)	(324,577,804)	569,069,216
Net increase (decrease) in net assets resulting from operations	(133,518,424)	992,361,794
Distributions to shareholders	(451,247,555)	(99,366,862)

Share transactions - net increase (decrease)	349,508,834	20,457,029
Total increase (decrease) in net assets	(235,257,145)	913,451,961

Net Assets
Beginning of period	3,556,923,390	2,643,471,429
End of period	$3,321,666,245	$3,556,923,390

Consolidated Financial Highlights
Fidelity Advisor® Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.46	$29.56	$26.24	$37.32	$30.57	$24.95
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.19	.26	.16	.20
Net realized and unrealized gain (loss)	(1.25)	10.82	5.47	(5.43)	8.28	6.28
Total from investment operations	(1.14)	11.03	5.66	(5.17)	8.44	6.48
Distributions from net investment income	(.21)	(.18)	(.22)	(.25) C	(.17)	(.22)
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)	(.64)
Total distributions	(5.01)	(1.13)	(2.34) D	(5.91)	(1.69) D	(.86)
Net asset value, end of period	$33.31	$39.46	$29.56	$26.24	$37.32	$30.57
Total Return E,F	(3.90) %	38.29%	22.87%	(17.44)%	28.60%	26.50%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.41% I	.44%	.55%	.55%	.55%	.57%
Expenses net of fee waivers, if any	.41 % I	.41%	.44%	.45%	.45%	.46%
Expenses net of all reductions	.41% I	.41%	.44%	.45%	.44%	.45%
Net investment income (loss)	.57% I	.60%	.65%	.80%	.47%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$2,417,494	$2,645,493	$2,028,690	$1,791,079	$2,335,000	$1,935,829
Portfolio turnover rate J	81 % I	84%	85%	90%	75%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.68	$28.28	$25.18	$36.04	$29.58	$24.17
Income from Investment Operations
Net investment income (loss) A,B	.04	.08	.08	.14	.04	.10
Net realized and unrealized gain (loss)	(1.17)	10.36	5.25	(5.22)	8.01	6.08
Total from investment operations	(1.13)	10.44	5.33	(5.08)	8.05	6.18
Distributions from net investment income	(.09)	(.09)	(.12)	(.12) C	(.07)	(.13)
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)	(.64)
Total distributions	(4.90) D	(1.04)	(2.23)	(5.78)	(1.59) D	(.77)
Net asset value, end of period	$31.65	$37.68	$28.28	$25.18	$36.04	$29.58
Total Return E,F,G	(4.05) %	37.81%	22.46%	(17.76)%	28.17%	26.05%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.76% J	.78%	.85%	.85%	.85%	.87%
Expenses net of fee waivers, if any	.76 % J	.77%	.79%	.80%	.80%	.81%
Expenses net of all reductions	.76% J	.77%	.79%	.80%	.79%	.80%
Net investment income (loss)	.22% J	.25%	.30%	.45%	.12%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$526,287	$557,724	$389,470	$318,997	$399,876	$314,622
Portfolio turnover rate K	81 % J	84%	85%	90%	75%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.07	$27.85	$24.82	$35.60	$29.27	$23.91
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.02)	(.01)	.04	(.07)	.01
Net realized and unrealized gain (loss)	(1.15)	10.19	5.18	(5.14)	7.93	6.02
Total from investment operations	(1.17)	10.17	5.17	(5.10)	7.86	6.03
Distributions from net investment income	-	-	(.02)	(.04) C	-	(.03)
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.64) C	(1.53)	(.64)
Total distributions	(4.80)	(.95)	(2.14) D	(5.68)	(1.53)	(.67)
Net asset value, end of period	$31.10	$37.07	$27.85	$24.82	$35.60	$29.27
Total Return E,F,G	(4.21) %	37.36%	22.03%	(18.02)%	27.74%	25.64%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.08% J	1.09%	1.12%	1.12%	1.13%	1.17%
Expenses net of fee waivers, if any	1.08 % J	1.09%	1.12%	1.12%	1.13%	1.16%
Expenses net of all reductions	1.08% J	1.09%	1.12%	1.12%	1.12%	1.16%
Net investment income (loss)	(.10)% J	(.07)%	(.02)%	.12%	(.21)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$64,960	$68,321	$49,711	$41,957	$53,062	$42,562
Portfolio turnover rate K	81 % J	84%	85%	90%	75%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.79	$26.33	$23.67	$34.17	$28.30	$23.21
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.19)	(.15)	(.13)	(.25)	(.13)
Net realized and unrealized gain (loss)	(1.06)	9.60	4.92	(4.91)	7.65	5.82
Total from investment operations	(1.16)	9.41	4.77	(5.04)	7.40	5.69
Distributions from net investment income	-	-	-	(.04) C	-	- D
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.42) C	(1.53)	(.60)
Total distributions	(4.80)	(.95)	(2.11)	(5.46)	(1.53)	(.60)
Net asset value, end of period	$28.83	$34.79	$26.33	$23.67	$34.17	$28.30
Total Return E,F,G	(4.47) %	36.61%	21.38%	(18.49)%	27.03%	24.87%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.60% J	1.62%	1.69%	1.69%	1.70%	1.73%
Expenses net of fee waivers, if any	1.60 % J	1.62%	1.68%	1.69%	1.70%	1.73%
Expenses net of all reductions	1.60% J	1.62%	1.68%	1.69%	1.69%	1.72%
Net investment income (loss)	(.62)% J	(.60)%	(.59)%	(.45)%	(.78)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$36,347	$38,017	$27,192	$22,437	$32,096	$30,556
Portfolio turnover rate K	81 % J	84%	85%	90%	75%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$41.57	$31.10	$27.49	$38.84	$31.75	$25.88
Income from Investment Operations
Net investment income (loss) A,B	.08	.17	.15	.22	.12	.16
Net realized and unrealized gain (loss)	(1.33)	11.39	5.75	(5.71)	8.62	6.52
Total from investment operations	(1.25)	11.56	5.90	(5.49)	8.74	6.68
Distributions from net investment income	(.16)	(.14)	(.18)	(.20) C	(.12)	(.18)
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)	(.64)
Total distributions	(4.97) D	(1.09)	(2.29)	(5.86)	(1.65)	(.81) D
Net asset value, end of period	$35.35	$41.57	$31.10	$27.49	$38.84	$31.75
Total Return E,F	(3.97) %	38.05%	22.70%	(17.57)%	28.43%	26.32%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.56% I	.58%	.59%	.59%	.59%	.61%
Expenses net of fee waivers, if any	.56 % I	.57%	.59%	.59%	.59%	.61%
Expenses net of all reductions	.56% I	.57%	.59%	.59%	.58%	.60%
Net investment income (loss)	.42% I	.45%	.51%	.65%	.33%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$180,341	$165,239	$111,079	$75,626	$73,345	$58,886
Portfolio turnover rate J	81 % I	84%	85%	90%	75%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.99	$30.67	$27.14	$38.41	$31.42	$25.62
Income from Investment Operations
Net investment income (loss) A,B	.11	.20	.18	.25	.16	.19
Net realized and unrealized gain (loss)	(1.32)	11.24	5.68	(5.63)	8.51	6.46
Total from investment operations	(1.21)	11.44	5.86	(5.38)	8.67	6.65
Distributions from net investment income	(.22)	(.17)	(.22)	(.23) C	(.16)	(.21)
Distributions from net realized gain	(4.80)	(.95)	(2.11)	(5.66) C	(1.53)	(.64)
Total distributions	(5.02)	(1.12)	(2.33)	(5.89)	(1.68) D	(.85)
Net asset value, end of period	$34.76	$40.99	$30.67	$27.14	$38.41	$31.42
Total Return E,F	(3.93) %	38.24%	22.85%	(17.47)%	28.55%	26.47%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.44% I	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.44 % I	.47%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.44% I	.47%	.47%	.48%	.47%	.49%
Net investment income (loss)	.54% I	.55%	.62%	.77%	.44%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$96,237	$82,129	$37,329	$17,302	$16,639	$12,284
Portfolio turnover rate J	81 % I	84%	85%	90%	75%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.
The Fund offers Class O, Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Diversified Stock Fund	$8,336

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,055,821,104
Gross unrealized depreciation	(94,004,641)
Net unrealized appreciation (depreciation)	$961,816,463
Tax cost	$2,409,357,986

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor Diversified Stock Fund	1,176,068.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified Stock Fund	1,429,945,658	1,553,231,278
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class O	.40
Class A	.50
Class M	.57
Class C	.59
Class I	.55
Class Z	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class O	.40
Class A	.50
Class M	.57
Class C	.59
Class I	.55
Class Z	.43

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	717,035	19,329
Class M	.25%	.25%	176,816	571
Class C	.75%	.25%	197,052	45,505
			1,090,903	65,405

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	67,278
Class M	4,287
Class C A	748
72,313

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Diversified Stock Fund	26,408

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Diversified Stock Fund	74,261,397	96,036,504	20,839,058
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Diversified Stock Fund	3,819
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Diversified Stock Fund	602	278	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,153.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Advisor Diversified Stock Fund
Distributions to shareholders
Class O	$331,294,801	$76,992,583
Class A	72,630,924	14,193,429
Class M	8,872,982	1,717,575
Class C	5,215,078	982,468
Class I	22,457,869	4,036,650
Class Z	10,775,901	1,444,157
Total	$451,247,555	$99,366,862
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2025	Year ended September 30, 2024	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Advisor Diversified Stock Fund
Class O
Shares sold	270,246	281,661	$10,123,122	$9,534,141
Reinvestment of distributions	7,947,454	2,115,120	287,618,368	66,626,272
Shares redeemed	(2,684,777)	(3,974,677)	(101,086,361)	(138,069,648)
Net increase (decrease)	5,532,923	(1,577,896)	$196,655,129	$(61,909,235)
Class A
Shares sold	1,104,767	2,306,210	$39,816,058	$78,403,900
Reinvestment of distributions	2,077,021	464,571	71,470,291	14,011,461
Shares redeemed	(1,352,512)	(1,739,138)	(47,854,540)	(58,243,039)
Net increase (decrease)	1,829,276	1,031,643	$63,431,809	$34,172,322
Class M
Shares sold	128,380	349,398	$4,610,470	$11,615,274
Reinvestment of distributions	261,479	57,589	8,851,064	1,713,269
Shares redeemed	(143,755)	(348,823)	(5,048,516)	(11,657,744)
Net increase (decrease)	246,104	58,164	$8,413,018	$1,670,799
Class C
Shares sold	192,693	337,389	$6,319,024	$10,497,712
Reinvestment of distributions	163,410	34,423	5,135,980	965,217
Shares redeemed	(188,163)	(311,956)	(6,158,481)	(9,764,387)
Net increase (decrease)	167,940	59,856	$5,296,523	$1,698,542
Class I
Shares sold	1,747,295	1,839,968	$69,998,792	$68,431,059
Reinvestment of distributions	525,788	106,611	20,200,779	3,542,668
Shares redeemed	(1,146,449)	(1,543,712)	(43,927,727)	(56,518,725)
Net increase (decrease)	1,126,634	402,867	$46,271,844	$15,455,002
Class Z
Shares sold	779,523	1,037,215	$30,327,309	$38,699,252
Reinvestment of distributions	264,027	39,704	9,972,316	1,299,502
Shares redeemed	(279,016)	(290,316)	(10,859,114)	(10,629,155)
Net increase (decrease)	764,534	786,603	$29,440,511	$29,369,599
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.814747.119
ADESI-SANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025